Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [line items]
Assets	£ 1,133,283	£ 1,133,248	[1]	£ 1,213,126	[1],[2]
Liabilities	1,069,504	1,067,232	[1]	1,141,761	[1]
Balances with banks and other regulatory authorities	4,717	3,360		£ 4,254
Consolidated structured entities [member] | Investment funds [member]
Disclosure of subsidiaries [line items]
Assets	0	0
Principal Subsidiary companies [member]
Disclosure of subsidiaries [line items]
Assets	1,399,000	1,407,000
Liabilities	£ 1,330,000	£ 1,341,000

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.